Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The Company’s restructuring expenses are comprised of the following (in millions):

Successor
	From October 20, 2021 through December, 31, 2021
	Cost of revenue	Selling, general and administrative	Total
Severance and employee costs	$0.1	$0.1	$0.2
Other (1)	—	1.2	1.2

Total	$0.1	$1.3	$1.4

Predecessor
	From July 1, 2021 through October 19, 2021
	Cost of revenue	Selling, general and administrative	Total
Severance and employee costs	$—	$1.1	$1.1
Other (1)	0.1	0.3	0.4

Total	$0.1	$1.4	$1.5

	For the year ended June 30, 2021
(in millions)	Cost of revenue	Selling, general and administrative	Total
Severance and employee costs	$2.4	$1.6	$4.0
Other (1)	0.7	0.8	1.5

Total	$3.1	$2.4	$5.5

(1)	Includes facilities, inventory write-downs, outside services, and IT costs.

Schedule of Restructuring and Related Costs
The following table summarizes the changes in the Company’s accrued restructuring balance, which are included in Accrued expenses and other current liabilities in the accompanying balance sheet (in millions).

Predecessor
Balance at June 30, 2021	$3.1
Restructuring charges	1.5
Payments	(2.3)
Adjustments	(0.1)

Balance at October 19, 2021	$2.2

Successor
Balance at October 20, 2021	$—
Acquisition of Mirion accrued restructuring	2.2
Restructuring charges	1.4
Payments	(1.8)
Adjustments	(0.4)

Balance at December 31, 2021	$1.4